Label	Element	Value
Schooner Hedged Alternative Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001141819_SupplementTextBlock
Supplement dated February 5, 2016

to the

Prospectus dated September 28, 2015

for Schooner Hedged Alternative Income Fund (the “Fund”),

A series of Trust for Professional Managers

On January 28, 2016, the Board of Trustees of Trust for Professional Managers (the “Board”) approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and Schooner Investment Group, LLC (the “Adviser”), pursuant to which the Adviser has agreed to lower the Fund’s operating expense limit from 1.74% to 1.64% for Class A shares, and from 1.49% to 1.39% for Institutional Class shares through at least February 1, 2017, effective February 1, 2016.  The Board also approved a change to the Fund’s monthly distributions so that the Fund intends to distribute monthly, out of net investment income and/or net short term capital gains, an amount of cash equal to 0.70% of the Fund’s net assets.

The following disclosures in the Prospectus are hereby revised to reflect the reduction of the operating expense limits:

Prospectus

Page 6 – “Summary Section – Schooner Hedged Alternative Income Fund - Fees and Expenses of the Fund”

Risk/Return [Heading]	rr_RiskReturnHeading	Schooner Hedged Alternative Income Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Hedged Alternative Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement with your Prospectus
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 511
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,299
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,198
Schooner Hedged Alternative Income Fund | Schooner Hedged Alternative Income Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 12 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.66%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	910
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,767

[1]	A contingent deferred sales charge ("CDSC") of up to 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	Pursuant to an operating expense limitation agreement between Schooner Investment Group, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e. any expenses incurred in connection with borrowings made by the Fund) and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.64% and 1.39% of the Fund's average annual net assets for Class A shares and Institutional Class shares, respectively, through at least February 1, 2017. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time of the waiver.